PROPERTY AND EQUIPMENT, NET (Details Textuals) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment, Net [Abstract]
Depreciation charge	$ 461,412	$ 384,673	$ 312,158
Loss on disposition of property and equipment	(228,245)
Proceeds from sale of equipment	$ 0